BABSON VALUE FUND

Prospectus
March 31, 1999

A no-load mutual fund invests in common stocks considered to be undervalued.

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


BABSON VALUE FUND, INC.

Investment Counsel:
David L. Babson & Co., Inc.
Cambridge, Massachusetts

Managed and distributed by:
Jones & Babson, Inc.
Kansas City, Missouri

TABLE OF CONTENTS

Information About the Fund
Investment Objective and Principal Investment Strategies                2
Principal Risk Factors                                                  2
Past Performance                                                        3
Fees and Expenses                                                       4
Management and Investment Counsel                                       4
Financial Highlights                                                    5

Information about Investing
How to Purchase Shares                                                  6
How to Redeem Shares                                                    6
Shareholder Services                                                    6
How Share Price is Determined                                           7
Dividends, Distributions and their Taxation                             7
Additional Policies about Transactions                                  8
Conducting Business with the Babson Funds                               9


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The objective of Babson Value Fund is long-term growth of capital and income. To pursue this objective, the Fund invests in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.

The Fund will invest at time of initial purchase in stocks that meet each of the following criteria:

      Stocks that the Fund's Investment Counsel considers to be undervalued based on their earnings, dividends and/or assets, or other widely recognized stock valuation measurements.

      Stocks of companies the Investment Counsel believes are sound businesses with good future potential.

      Stocks of companies with an investment quality rating of "B-" or better by Standard & Poor's, or a financial strength rating of "B" or better by Value Line. (For a description of these ratings see "Description of Stock Ratings" in the Fund's
"Statement of Additional Information.")

      Stocks of any price range that may or may not be paying current dividends.

In normal conditions, the Fund will invest at least 80% of its assets in common stocks. In addition, the Fund intends to hold a small percentage of cash or high quality, short term debt obligations for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund may respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in bonds or other defensive investments for temporary defensive purposes. Keep in mind that a temporary defensive strategy still has the potential to lose money. The objective and policies that determine how the Fund is managed as described above can only be changed with the Fund's shareholder's approval.

PRINCIPAL RISK FACTORS

Common stocks fluctuate in price. Since the Fund is comprised primarily of common stocks, the value of the Fund will go up and down. As with any mutual fund, there is a risk that you could lose money by investing in the Fund.

There are risks in investing in undervalued or unpopular stocks. The factors causing the stock's unpopularity may continue longer than expected when the Fund bought the stock, or they may get worse. These factors may range from a drop in earnings expectations to a major business problem. As a result, the stock's value may drop or not appreciate as the Investment Counsel expected. However, the Fund believes those risks are substantially reduced because it invests in stocks that are undervalued in the market in relation to earnings, dividends and/or assets.

Computer systems that cannot process and calculate date-related information as of and after January 1, 2000 are a concern for financial and business organizations around the world. We are taking steps to address the Year 2000 issue with respect to the computers we use, and have asked that our major service providers take comparable steps. Also, the Fund's Investment Counsel is using its best efforts to evaluate any potential adverse effects from the Year 2000 issue that may affect companies whose stock may be purchased by the Fund. However, there is no way to be sure that these steps will completely protect the Fund from being affected.

PAST PERFORMANCE
The two tables below show the Fund's annual total returns and its long-term performance. The bar chart shows how the Fund's return has changed from year to year. The second table shows how the Fund's average annual returns for certain periods compare with those of the S&P 500 Index, a widely recognized index of stock performance. Both tables reflect all expenses of the Fund and assume that all dividends and capital gain distributions have been reinvested in new shares of the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future.

GRAPH -- Annual Total Return as of December 31 of Each Year

GRAPH -- Average Annual Total Return as of December 31, 1998

FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases                None
        Maximum Deferred Sales Charge (Load)                            None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends     None
        Redemption Fee                                                  None*
        Exchange Fee                                                    None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
        Management Fees                                                 95%
        Distribution (12b-1) Fees                                       None
        Other Expenses                                                  .03%
        Total Annual Fund Operating Expenses                            .98%

Fee Examples
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 Year   3 Years  5 Years  10 Years
        $100     $312     $542     $1,201

MANAGEMENT AND INVESTMENT COUNSEL

Jones & Babson, Inc. was founded in 1959. It organized the Fund in 1984, and acts as its Manager and principal underwriter. Pursuant to the current Management Agreement, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including registration of the Fund with the Securities and Exchange Commission and the fees payable to various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense David L. Babson & Co., Inc. as its Investment Counsel to assist in the investment advisory function. David L. Babson & Co., Inc. is an investment counseling firm founded in 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff. Roland W. Whitridge has been the manager of Babson Value Fund since its inception in 1984. He is a Chartered Financial Analyst. He joined David L. Babson & Co. in 1974, and has over 30 years of investment management experience. Mr. Whitridge is assisted in the day-to-day management of the Fund by a team at David L. Babson & Co., Inc.

For its services, the Fund pays Jones & Babson, Inc. a fee at the annual rate of 95/100 of one percent (.95%) of average daily net assets. The Management Agreement limits the liability of the Manager or its Investment Counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

Jones & Babson, Inc. is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306 and David L. Babson & Co. is located at One Memorial Drive, Cambridge, MA 02142.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

			For the Year Ended November 30th
                                        1998    1997    1996    1995    1994
Net asset value, beginning of period    $47.73  $38.65  $31.78  $25.19  $25.36
Income (loss) from investment operations:
  Net investment income (loss)          .618    .511    .553    .589    .562
  Net gains or losses on securities
   (both realized and unrealized)       1.087   9.653   7.194   7.205   .577
  Total from investment operations      1.705   10.164  7.747   7.794   1.139
  Less distributions:
   Dividends from net investment income (.555)  (.475)  (.532)  (.60)   (.398)
   Distributions from capital gains     (1.46)  (.609)  (.345)  (.604)  (.911)
   Total distributions                  (2.015) (1.084) (.877)  (1.204) (1.309)
Net asset value, end of period          $47.42  $47.73  $38.65  $31.78  $25.19

Total return                            3.85%   26.89%  24.91%  32.07%  4.51%

Ratios/Supplemental Data
Net assets, end of year (in millions)   $1,494  $1,419  $764    $293    $120
Ratio of expenses to average net assets   .98%   .97%   .96%    .98%    .99%
Ratio of net income to average net assets 1.28%  1.22%  1.63%   2.12%  2.32%
Portfolio turnover rate                     42%    17%    11%      6%    14%


HOW TO PURCHASE SHARES

No Load Fund
  There are no sales commissions or Rule 12b-1 fees

How to Buy Shares (see accompanying chart on page 9 for details)
  By phone, mail or wire
  Through Automatic Monthly Investments
  Through exchanges from a Babson or Buffalo Fund

Minimum Initial Investment
  $1,000 for most accounts
  $250 for IRA and Uniform Transfer (Gift) to Minors accounts
  $100 for Automatic Monthly Investments
  $1,000 for exchanges from another fund

Minimum Additional Investment
  $100 for purchases by phone or mail ($1,000 for wire purchases)
  $50 for Automatic Monthly Investments
  $1,000 for exchanges from another fund

Minimum Account Size
You must maintain a minimum account size equal to the current minimum initial investment (usually $1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund account at any time in the following amounts:
  any amount for redemptions requested by mail, phone or telegraph
  $1,000 or more for redemptions wired to your account ($10 fee)
  $50 or more for redemptions by a systematic redemption plan (there may be a fee)
  $1,000 or more for exchanges to another fund
  $100 or more for redemptions by automatic monthly exchange to another fund

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 1-800-4-BABSON (1-800-422-2766) for more information:

  Uniform Transfers (Gifts) to Minors accounts
  Accounts for corporations or partnerships
  Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
  Prototype Retirement Plans for the self-employed, partnerships and corporations.
  Traditional IRA accounts
  Roth IRA accounts
  Education IRA accounts
  Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Fund, orders may be processed at the net asset value per share next effective after receipt by that institution.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Fund is open for business (generally the same days that the New York Stock Exchange is open for trading).

Each security owned by the Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

The Fund pays shareholders distributions from its net investment income quarterly, usually in March, June, September and December. Distributions from any net capital gains that it has realized on the sale of securities will be declared annually on or before December 31. Your distributions will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash. There are no fees or sales charges on reinvestments.

Dividends from net investment income or net short-term gains will be taxable (for investors subject to income taxes) as ordinary income, whether paid in cash or in additional shares. Whether paid in cash or additional shares, and regardless of the length of time shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Also, if purchases of shares in a Fund are made shortly before a record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution (for investors subject to tax).

Distributions declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been received by shareholders on December 31 of such year, so long as the distributions are actually paid before February 1 of the following year. You will be notified each January as to the federal tax status of distributions paid by the Fund. Such distributions may also be subject to state and local taxes.

Taxes on Transactions - Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Any loss incurred on a sale or exchange of the Funds' shares held for six months or less will be treated as a long-term capital loss to the extent of capital gains received with respect to such shares. Starting January 1, 2001, sales of certain securities held for more than five years will be taxed at special lower rates. You may also be subject to state and municipal taxes on such exchanges and redemptions.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Dividends-Received Deduction for Corporations - Dividends from net investment income and short-term capital gains will generally qualify in part for the 70% dividends-received deduction for corporations. The Fund will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Withholding - You must certify on your application, or on a separate form supplied by us, that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to backup withholding, or that you are exempt from backup withholding. Otherwise, we are required by federal law to withhold 31% of reportable payments paid to you.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Fund and its shareholders.

Redemptions - We try to send proceeds as soon as practicable. In any event, we send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to insure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we are certain that we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under Federal law.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:
  A redemption check sent to a different payee, bank or address than we have on file.
  A redemption check mailed to an address that has been changed within the last 30 days.
  A redemption for $50,000 or more in writing.
  A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the fund being purchased. Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail or telegraph. We may refuse a telephone request, including a telephone or telegraph redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Fund nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.


CONDUCTING BUSINESS WITH THE BABSON FUND

BY PHONE

1-800-4-BABSON
(1-800-422-2766)
in the Kansas City area 751-5900

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

How To Open An Account
If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

How To Add To An Account
You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Fund and participating banks.

How To Sell Shares
You may withdraw any amount ($1,000 minimum if wired) by telephone or telegram. We will send funds only to the address or bank account on file with us. Provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

How To Exchange Shares By Wire
You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another Babson or Buffalo Fund which have been held in open account for 15 days or more.

BY MAIL

Initial Purchases
and all Redemptions:
Babson Value Fund, Inc.
P.O. Box 419757
Kansas City, MO 64141-6757

Subsequent Purchases:
Babson Value Fund, Inc.
P.O. Box 419779
Kansas City, MO 64141-6779

How To Open An Account
Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a.

How To Add To An Account
Make your check ($100 minimum) payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

How To Sell Shares
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

How To Exchange Shares By Wire
In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Babson or Buffalo Fund into which the amount is being transferred.

BY WIRE

UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695
For Babson Value Fund, Inc./ AC=987032-6213
OBI=(your account number and account name)

How To Open An Account
Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

How To Add To An Account
Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the Babson or Buffalo Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

How To Sell Shares
Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

How To Exchange Shares By Wire
Not applicable.

THROUGH AUTOMATIC TRANSACTION PLANS

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

How To Open An Account
Not applicable.

How To Add To An Account
Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

How To Sell Shares
Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

How To Exchange Shares By Wire
Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another Babson or Buffalo Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.


EQUITIES

Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

*Closed to new investors.

FIXED INCOME

Bond Trust
Money Market Fund
Tax-Free Income Fund

ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below. You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-800-SEC-0330) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009.

BABSON FUNDS
Jones & Babson Distributors
A Member of the Generali Group

P.O. Box 419757, Kansas City, MO 64141-6757

1-800-4-babson
(1-800-422-2766)

www.babsonfunds.com

811-04114
JN4B
3/99







PART B

BABSON VALUE FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION

March 31, 1999

This Statement is not a Prospectus but should be read in conjunction with the Fund's current Prospectus dated March 31, 1999. To obtain the Prospectus or
Annual Report to Shareholders, please call the Fund toll-free at 1-800-4-BABSON (1-800-422-2766), or in the
Kansas City area 751-5900. Certain information from the Annual Report to Shareholders is incorporated by reference into this Statement.

TABLE OF CONTENTS
                                                        Page

Investment Objective, Strategies and Risks              2
 Repurchase Agreements                                  2
 Repurchase Agreement Risk Factors                      2
 Cash Management                                        2
 Investment Restrictions                                2
 Portfolio Transactions                                 3
Performance Measures                                    4
Total Return                                            4
How the Fund's Shares are Distributed                   5
Purchase and Redemption Services                        5
How Share Purchases are Handled                         5
Redemption of Shares                                    6
Management and Investment Counsel                       7
Officers and Directors                                  7
Compensation Table                                      8
Holidays                                                9
Dividends, Distributions and their Taxation             9
General Information and History                         10
Custodian                                               11
Transfer Agent                                          11
Independent Auditors                                    11
Other Jones & Babson Funds                              11
Description of Stock Ratings                            12
Description of Commercial Paper Ratings                 13
Financial Statements                                    14




INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The Fund is an open-end,
diversified management investment
company.  The following information
supplements the Fund's investment
objective, strategies and risks set
forth in the Prospectus.



Repurchase Agreements.  The Fund
may invest in issues of the United
States Treasury or a United States
government agency subject to
repurchase agreements.  A
repurchase agreement involves the
sale of securities to the Fund with
the concurrent agreement by the
seller to repurchase the securities
at the Fund's cost plus interest at
an agreed rate upon demand or
within a specified time, thereby
determining the yield during the
purchaser's period of ownership.
The result is a fixed rate of
return insulated from market
fluctuations during such period.
Under the Investment Company Act of
1940, repurchase agreements are
considered loans by the Fund.

   The Fund will enter into such
repurchase agreements only with
United States banks having assets
in excess of $1 billion which are
members of the Federal Deposit
Insurance Corporation, and with
certain securities dealers who meet
the qualifications set from time to
time by the Board of Directors of
the Fund. The term to maturity of a
repurchase agreement normally will
be no longer than a few days.
Repurchase agreements maturing in
more than seven days and other
illiquid securities will not exceed
10% of the net assets of the Fund.



Repurchase Agreement Risk Factors.
The use of repurchase agreements
involves certain risks. For
example, if the seller of the
agreement defaults on its
obligation to repurchase the
underlying securities at a time
when the value of these securities
has declined, the Fund may incur a
loss upon disposition of them. If
the seller of the agreement becomes
insolvent and subject to
liquidation or reorganization under
the Bankruptcy Code or other laws,
disposition of the underlying
securities may be delayed pending
court proceedings. Finally, it is
possible that the Fund may not be
able to perfect its interest in the
underlying securities. While the
Fund's management acknowledges
these risks, it is expected that
they can be controlled through
stringent security selection
criteria and careful monitoring
procedures.




Cash Management.  For purposes
including but not limited to
meeting redemptions and
unanticipated expenses, the Fund
may invest a portion of its assets
in cash or high-quality, short-term
debt obligations readily changeable
into cash such as:

(1) certificates of deposit,
bankers' acceptances and other
short-term obligations issued
domestically by United States
commercial banks having assets of
at least $1 billion and which are
members of the Federal Deposit
Insurance Corporation or holding
companies of such banks; (2)
commercial paper of companies rated
P-2 or higher by Moody's Investors
Service, Inc. (Moody's) or A-2 or
higher by Standard and Poor's
Corporation (S&P), or if not rated
by either Moody's or S&P, a
company's commercial paper may be
purchased by the Fund if the
company has an outstanding bond
issue rated Aa or higher by Moody's
or AA or higher by S&P; (3) short-
term debt securities which are non-
convertible and which have one year
or less remaining to maturity at
the date of purchase and which are
rated Aa or higher by Moody's or AA
or higher by S&P; (4) negotiable
certificates of deposit and other
short-term debt obligations of
savings and loan associations
having assets of at least $1
billion and which are members of
the Federal Home Loan Banks
Association and insured by the
Federal Deposit Insurance
Corporation.


Investment Restrictions.  In
addition to the investment
objective and portfolio management
policies set forth in the
Prospectus under the caption
"Investment Objective and Portfolio
Management Policy," the following
restrictions also may not be
changed without approval of the
"holders of a majority of the
outstanding shares" of the Fund.

The Fund will not: (1) purchase
the securities of any one issuer,
except the United States
government, if immediately after
and as a result of such purchase
(a) the value of the holdings of
the Fund in the securities of such
issuer exceeds 5% of the value of
the Fund's total assets, or (b) the
Fund owns more than 10% of the
outstanding voting securities, or
any other class of securities, of
such issuer;  (2) engage in the
purchase or sale of real estate or
commodities; (3) underwrite the
securities of other issuers; (4)
make loans to any of its officers,
directors, or employees, or to its
manager, or general distributor, or
officers or directors thereof; (5)
make any loan (the purchase of a
security subject to a repurchase
agreement or the purchase of a
portion of an issue of publicly
distributed debt securities is not
considered the making of a loan);
(6) invest in companies for the
purpose of exercising control of
management; (7) purchase securities
on margin, or sell securities
short; (8) purchase shares of other
investment companies except in the
open market at ordinary broker's
commission or pursuant to a plan of
merger or consolidation; (9) invest
in the aggregate more than 5% of
the value of its gross assets in
the securities of issuers (other
than federal, state, territorial,
or local governments, or
corporations, or authorities
established thereby), which,
including predecessors, have not
had at least three years' con-
tinuous operations; (10) except for
transactions in its shares or other
securities through brokerage
practices which are considered
normal and generally accepted under
circumstances existing at the time,
enter into dealings with its
officers or directors, its manager
or underwriter, or their officers
or directors, or any organization
in which such persons have a
financial interest; (11) purchase
or retain securities of any company
in which any Fund officers or
directors, or Fund manager, its
partner, officer, or director
beneficially owns more than 1/2 of
1% of said company's securities, if
all such persons owning more than
1/2 of 1% of such company's
securities, own in the aggregate
more than 5% of the outstanding
securities of such company; (12)
borrow or pledge its credit under
normal circumstances, except up to
10% of its gross assets (computed
at the lower of fair market value
or cost) for temporary or emergency
purposes, and not for the purpose
of leveraging its investments, and
provided further that any borrowing
in excess of 5% of the total assets
of the Fund shall have asset
coverage of at least 3 to 1; (13)
make itself or its assets liable
for the indebtedness of others; or
(14) invest in securities which are
assessable or involve unlimited
liability.




Portfolio Transactions.  Decisions
to buy and sell securities for the
Fund are made by Jones & Babson,
Inc. pursuant to recommendations by
David L. Babson & Co. Inc.
Officers of the Fund and Jones &
Babson, Inc. are generally
responsible for implementing or
supervising these decisions,
including allocation of portfolio
brokerage and principal business
and the negotiation of commissions
and/or the price of the securities.
Portfolio turnover will be no more
than is necessary to meet the
Fund's investment objectives.
Under normal circumstances, it is
anticipated that the Fund's
portfolio turnover will not exceed
100%.

In instances where securities are
purchased on a commission basis,
the Fund will seek competitive and
reasonable commission rates based
on circumstances of the trade
involved and to the extent that
they do not detract from the
quality of the execution.  The
Fund, in purchasing and selling
portfolio securities, will seek the
best available combination of
execution and overall price (which
shall include the cost of the
transaction) consistent with the
circumstances which exist at the
time.  The Fund does not intend to
solicit competitive bids on each
transaction.

The Fund believes it is in its
best interest and that of its
shareholders to have a stable and
continuous relationship with a
diverse group of financially strong
and technically qualified broker-
dealers who will provide quality
executions at competitive rates.
Broker-dealers meeting these
qualifications also will be
selected for their demonstrated
loyalty to the Fund, when acting on
its behalf, as well as for any
research or other services provided
to the Fund.  Substantially all of
the portfolio transactions are
through brokerage firms which are
members of the New York Stock
Exchange which is typically the
most active market in the size of
the Fund's transactions and for the
types of securities predominant in
the Fund's portfolio.  When buying
securities in the over-the-counter
market, the Fund will select a
broker who maintains a primary
market for the security unless it
appears that a better combination
of price and execution may be
obtained elsewhere.  The Fund
normally will not pay a higher
commission rate to broker-dealers
providing benefits or services to
it than it would pay to broker-
dealers who do not provide it such
benefits or services.  However, the
Fund reserves the right to do so
within the principles set out in
Section 28(e) of the Securities
Exchange Act of 1934 when it
appears that this would be in the
best interests of the shareholders.

No commitment is made to any
broker or dealer with regard to
placing of orders for the purchase
or sale of Fund portfolio
securities, and no specific formula
is used in placing such business.
Allocation is reviewed regularly by
both the Board of Directors of the
Fund and Jones & Babson, Inc.

Since the Fund does not market its
shares through intermediary brokers
or dealers, it is not the Fund's
practice to allocate brokerage or
principal business on the basis of
sales of its shares which may be
made through such firms.  However,
it may place portfolio orders with
qualified broker-dealers who
recommend the Fund to other
clients, or who act as agents in
the purchase of the Fund's shares
for their clients.

Research services furnished by
broker-dealers may be useful to the
Fund manager and its investment
counsel in serving other clients,
as well as the Fund.  Conversely,
the Fund may benefit from research
services obtained by the manager or
its investment counsel from the
placement of portfolio brokerage of
other clients.

When it appears to be in the best
interests of its shareholders, the
Fund may join with other clients of
the manager and its investment
counsel in acquiring or disposing
of a portfolio holding.  Securities
acquired or proceeds obtained will
be equitably distributed between
the Fund and other clients
participating in the transaction.
In some instances, this investment
procedure may affect the price paid
or received by the Fund or the size
of the position obtained by the
Fund.

PERFORMANCE MEASURES

The Fund may advertise "average
annual total return" over various
periods of time. Such total return
figures show the average percentage
change in value of an investment in
the Fund from the beginning date of
the measuring period to the end of
the measuring period. These figures
reflect changes in the price of the
Fund's shares and assume that any
income dividends and/or capital
gains distributions made by the
Fund during the period were
reinvested in shares of the Fund.
Figures will be given for recent
one-, five- and ten-year periods
(if applicable), and may be given
for other periods as well (such as
from commencement of the Fund's
operations, or on a year-by-year
basis). When considering "average"
total return figures for periods
longer than one year, it is
important to note that a Fund's
annual total return for any one
year in the period might have been
greater or less than the average
for the entire period.

Performance Comparisons.  In
advertisements or in reports to
shareholders, the Fund may compare
its performance to that of other
mutual funds with similar
investment objectives and to stock
or other relevant indices. For
example, it may compare its
performance to rankings prepared by
Lipper Analytical Services, Inc.
(Lipper), a widely recognized
independent service which monitors
the performance of mutual funds.
The Fund may compare its
performance to the Standard &
Poor's 500 Stock Index (S&P 500),
an index of unmanaged groups of
common stocks, the Dow Jones
Industrial Average, a recognized
unmanaged index of common stocks of
30 industrial companies listed on
the NYSE, or the Consumer Price
Index. Performance information,
rankings, ratings, published
editorial comments and listings as
reported in national financial
publications such as Kiplinger's
Personal Finance Magazine, Business
Week, Morningstar Mutual Funds,
Investor's Business Daily,
Institutional Investor, The Wall
Street Journal, Mutual Fund
Forecaster, No-Load Investor,
Money, Forbes, Fortune and Barron's
may also be used in comparing
performance of the Fund.
Performance comparisons should not
be considered as representative of
the future performance of any Fund.

Performance rankings,
recommendations, published
editorial comments and listings
reported in Money, Barron's,
Kiplinger's Personal Finance
Magazine, Financial World, Forbes,
U.S. News & World Report, Business
Week, The Wall Street Journal,
Investors Business Daily, USA
Today, Fortune and Stanger's may
also be cited (if the Fund is
listed in any such publication) or
used for comparison, as well as
performance listings and rankings
from Morningstar Mutual Funds,
Personal Finance, Income and
Safety, The Mutual Fund Letter, No-
Load Fund Investor, United Mutual
Fund Selector, No-Load Fund
Analyst, No-Load Fund X, Louis
Rukeyser's Wall Street newsletter,
Donoghue's Money Letter, CDA
Investment Technologies, Inc.,
Wiesenberger Investment Companies
Service and Donoghue's Mutual Fund
Almanac.

TOTAL RETURN

The Fund's "average annual total
return" figures described and shown
below are computed according to a
formula prescribed by the
Securities and Exchange Commission.
The formula can be expressed as
follows:

P(1+T)n  =   ERV

Where:  P  =  a hypothetical initial payment of $1000
        T  =  average annual total return
        n  =  number of years
        ERV =   Ending Redeemable Value of a hypothetical $1000
                payment made at the beginning of the 1, 5 or 10
                year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

The table below shows the average total return for the Fund for the specified periods.

For the one year 12/1/97-11/30/98               3.85%
For the five years 12/1/93-11/30/98             17.84%
For the ten years 12/1/88-11/30/98              15.62%
From commencement of operation to 11/30/98*     16.00%
_________________________________________

* The Fund commenced operation December 21, 1984.

HOW THE FUND'S SHARES ARE
DISTRIBUTED

Jones & Babson, Inc., as agent of
the Fund, agrees to supply its best
efforts as sole distributor of the
Fund's shares and, at its own
expense, pay all sales and
distribution expenses in connection
with their offering other than
registration fees and other
government charges.  Jones &
Babson, Inc. is located at BMA
Tower, 700 Karnes Blvd., Kansas
City, MO  64108-3306.

Jones & Babson, Inc. does not
receive any fee or other
compensation under the distribution
agreement which continues in effect
until October 31, 1999, and which
will continue automatically for
successive annual periods ending
each October 31, if continued at
least annually by the Fund's Board
of Directors, including a majority
of those Directors who are not
parties to such Agreements or
interested persons of any such
party.  It terminates automatically
if assigned by either party or upon
60 days written notice by either
party to the other.

Jones & Babson, Inc. also acts as
sole distributor of the shares for
David L. Babson Growth Fund, Inc.,
D.L. Babson Bond Trust, D.L. Babson
Money Market Fund, Inc., D.L.
Babson Tax-Free Income Fund, Inc.,
Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc.,
Shadow Stock Fund, Inc., Babson-
Stewart Ivory International Fund,
Inc., UMB Scout Stock Fund, Inc.,
UMB Scout Bond Fund, Inc., UMB
Scout Money Market Fund, Inc., UMB
Scout Tax-Free Money Market Fund,
Inc., UMB Scout Regional Fund,
Inc., UMB Scout WorldWide Fund,
Inc., UMB Scout Balanced Fund,
Inc., UMB Scout Capital
Preservation Fund, Inc., UMB Scout
Kansas Tax-Exempt Bond Fund, Inc.,
Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo
High Yield Fund, Inc., Buffalo USA
Global Fund, Inc., Buffalo Small
Cap Fund, Inc. and AFBA Five Star
Fund, Inc.
PURCHASE AND REDEMPTION SERVICES

We reserve the right to:

Waive or increase the minimum
investment requirements with
respect to any person or class of
persons, which include shareholders
of the Fund's special investment
programs.
Cancel or change the telephone
investment service, the
telephone/telegraph exchange
service and the automatic monthly
investment plan without prior
notice to you where in the best
interest of the Fund and its
investors.
Cancel or change the
telephone/telegraph redemption
service at any time without notice.
Begin charging a fee for the
telephone investment service or the
automatic monthly investment plan
and to cancel or change these
services upon 15 days written
notice to you.
Begin charging a fee for the
telephone/telegraph service and to
cancel or change the service upon
60 days written notice to you.
Begin charging a fee for the
systematic redemption plan upon 30
days written notice to you.
Waive signature guarantee
requirements in certain instances
where it appears reasonable to do
so and will not unduly affect the
interests of other shareholders.
We may waive the signature
guarantee requirement if you
authorize the telephone/telegraph
redemption method at the same time
you submit the initial application
to purchase shares.
Require signature guarantees if
there appears to be a pattern of
redemptions designed to avoid the
signature guarantee requirement, or
if we have other reason to believe
that this requirement would be in
the best interests of the Fund and
its shareholders.

HOW SHARE PURCHASES ARE HANDLED

We will not be responsible for the
consequences of delays, including
delays in the banking or Federal
Reserve wire systems.  We cannot
process transaction requests that
are not complete and in good order
as described in the prospectus.  If
you use the services of any other
broker to purchase or redeem shares
of the Fund, that broker may charge
you a fee.  Each order accepted
will be fully invested in whole and
fractional shares, unless the
purchase of a certain number of
whole shares is specified, at the
net asset value per share next
effective after the order is
accepted by the Fund.

Each investment is confirmed by a
year-to-date statement which
provides the details of the
immediate transaction, plus all
prior transactions in your account
during the current year. This
includes the dollar amount
invested, the number of shares
purchased or redeemed, the price
per share, and the aggregate shares
owned.  A transcript of all
activity in your account during the
previous year will be furnished
each January.  By retaining each
annual summary and the last year-
to-date statement, you have a
complete detailed history of your
account which provides necessary
tax information.  A duplicate copy
of a past annual statement is
available from Jones & Babson, Inc.
at its cost, subject to a minimum
charge of $5 per account, per year
requested.

Normally, the shares which you
purchase are held by the Fund in
open account, thereby relieving you
of the responsibility of providing
for the safekeeping of a negotiable
share certificate.  Should you have
a special need for a certificate,
one will be issued on request for
all or a portion of the whole
shares in your account. There is no
charge for the first certificate
issued.  A charge of $3.50 will be
made for any replacement
certificates issued.  In order to
protect the interests of the other
shareholders, share certificates
will be sent to those shareholders
who request them only after the
Fund has determined that
unconditional payment for the
shares represented by the
certificate has been received by
its custodian, UMB Bank, n.a.

If an order to purchase shares
must be canceled due to non-
payment, the purchaser will be
responsible for any loss incurred
by the Fund arising out of such
cancellation.  To recover any such
loss, the Fund reserves the right
to redeem shares owned by any
purchaser whose order is canceled,
and such purchaser may be
prohibited or restricted in the
manner of placing further orders.

The Fund reserves the right in its
sole discretion to withdraw all or
any part of the offering made by
the prospectus or to reject
purchase orders when, in the
judgment of management, such
withdrawal or rejection is in the
best interest of the Fund and its
shareholders.

The Fund reserves the right to
refuse to accept orders for Fund
shares unless accompanied by
payment, except when a responsible
person has indemnified the Fund
against losses resulting from the
failure of investors to make
payment. In the event that the Fund
sustains a loss as the result of
failure by a purchaser to make
payment, the Fund's underwriter,
Jones & Babson, Inc., will cover
the loss.

REDEMPTION OF SHARES

We will not be responsible for the
consequences of delays, including
delays in the banking or Federal
Reserve wire systems.  We cannot
process transaction requests that
are not complete and in good order.
We must receive an endorsed share
certificate with a signature
guarantee, where a certificate has
been issued.

The Telephone/Telegraph Redemption
Service may only be used for non
certificated shares held in an open
account.  We reserve the right to
refuse a telephone or telegraph
redemption request.  At our option,
we may pay such redemption by wire
or check.  We may reduce or waive
the $10 charge for wiring
redemption proceeds in connection
with certain accounts.

To participate in the Systematic
Redemption Plan your dividends and
capital gains distributions must be
reinvested in additional shares of
the Fund.

The right of redemption may be
suspended, or the date of payment
postponed beyond the normal three-
day period by the Fund's Board of
Directors under the following
conditions authorized by the
Investment Company Act of 1940:
(1) for any period (a) during which
the New York Stock Exchange is
closed, other than customary
weekend and holiday closing, or (b)
during which trading on the New
York Stock Exchange is restricted;
(2) for any period during which an
emergency exists as a result of
which (a) disposal by the Fund of
securities owned by it is not
reasonably practicable, or (b) it
is not reasonably practicable for
the Fund to determine the fair
value of its net assets; or (3) for
such other periods as the
Securities and Exchange Commission
may by order permit for the
protection of the Fund's
shareholders.

The Fund has elected to be
governed by Rule 18f-1 under the
Investment Company Act of 1940
pursuant to which the Fund is
obligated to redeem shares solely
in cash up to the lesser of
$250,000 or 1% of the Fund's net
asset value during any 90-day
period for any one shareholder.
Should redemptions by any
shareholder exceed such limitation,
the Fund may redeem the excess in
kind.  If shares are redeemed in
kind, the redeeming shareholder may
incur brokerage costs in converting
the assets to cash.  The method of
valuing securities used to make
redemptions in kind will be the
same as the method of valuing
portfolio securities described
under "How Share Price is
Determined" in the Prospectus, and
such valuation will be made as of
the same time the redemption price
is determined.

MANAGEMENT AND
INVESTMENT COUNSEL

As a part of the Management
Agreement, Jones & Babson, Inc.
employs at its own expense David L.
Babson & Co. Inc., as its
investment counsel.  David L.
Babson & Co. Inc. was founded in
1940 as a private investment
research and counseling
organization.  David L. Babson &
Co. Inc. serves individual,
corporate and other institutional
clients.  It participates with
Jones & Babson in the management of
nine Babson no-load mutual funds.

The aggregate management fees paid
to Jones & Babson, Inc. by the Fund
during the three most recent fiscal
years ended November 30, 1998,
1997, and 1996 (from which Jones &
Babson, Inc. paid all the Fund's
expenses except those payable
directly by the Fund) were
$14,844,242, $10,674,266, and
$4,586,127, respectively.  The
annual fee charged by Jones &
Babson, Inc. covers all normal
operating costs of the Fund. The
annual fee charged by Jones &
Babson, Inc. is higher than the
fees of most other investment
advisers whose charges cover only
investment advisory services with
all remaining operational expenses
absorbed directly by the Fund.
Yet, it compares favorably with
these other advisers when all
expenses to Fund shareholders are
taken into account.  The total
expenses of the Fund for the fiscal
year ended November 30, 1998,
amounted to 98/100 of one percent
(98%) of the average net assets.

David L. Babson & Co. Inc. has an
experienced investment analysis and
research staff which eliminates the
need for Jones & Babson, Inc. and
the Fund to maintain an extensive
duplicate staff, with the
consequent increase in the cost of
investment advisory service.  Jones
& Babson, Inc. pays David L. Babson
& Co. Inc. a fee of 35/100 of one
percent (.35%) of the average daily
total net assets, which is computed
daily and paid semimonthly.  The
cost of the services of David L.
Babson & Co. Inc. is included in
the services of Jones & Babson,
Inc.  During the three most recent
fiscal years ended November 30,
1998, 1997 and 1996, Jones &
Babson, Inc. paid David L. Babson &
Co. Inc. fees amounting to
$5,468,960, $3,911,594, and
$1,691,239, respectively, related
to services provided to the Fund.

Controlling Persons.  Certain
officers and directors of the Fund
are also officers or directors or
both of other Babson Funds, Jones &
Babson, Inc. or David L. Babson &
Co. Inc.

Jones & Babson, Inc. is a wholly-
owned subsidiary of Business Men's
Assurance Company of America which
is considered to be a controlling
person under the Investment Company
Act of 1940. Assicurazioni Generali
S.p.A., an insurance organization
founded in 1831 based in Trieste,
Italy, is considered to be a
controlling person and is the
ultimate parent of Business Men's
Assurance Company of America.
Mediobanca is a 5% owner of
Generali.

David L. Babson & Co. Inc. is a
wholly-owned subsidiary of DLB
Acquisition Corporation, an
indirect, majority owned subsidiary
of Massachusetts Mutual Life
Insurance Company headquartered in
Springfield, Massachusetts.
Massachusetts Mutual Life Insurance
Company is an insurance
organization founded in 1851 and is
considered to be a controlling
person of David L. Babson & Co.
Inc., under the Investment Company
Act of 1940.

OFFICERS AND DIRECTORS

The officers of the Fund manage
its day-to-day operations.  The
Fund's manager and its officers are
subject to the supervision and
control of the Board of Directors.
The following table lists the
officers and directors of the Fund
and their ages.  Unless noted
otherwise, the address of each
officer and director is BMA Tower,
700 Karnes Blvd., Kansas City,
Missouri 64108-3306.  Except as
indicated, each has been an
employee of Jones & Babson, Inc.
for more than five years.

*  Larry D. Armel (57), President and
Director. President and Director,
Jones & Babson, Inc., and of each
of the Babson Funds, UMB Scout
Funds, Buffalo Funds and the
Investors Mark Series Fund, Inc.;
President and Trustee, D.L. Babson
Bond Trust; Director, AFBA Five
Star Fund, Inc.

Francis C. Rood (64), Director.
Retired, 73-395 Agave Lane,
Palm Desert, California 92260-6653.
Formerly Vice President of Finance,
Hallmark Cards, Inc.; Director, of
each of the Babson Funds, Buffalo
Funds and the Investors Mark Series
Fund, Inc.; Trustee, D.L. Babson
Bond Trust.

* Directors who are interested
persons as that term is defined in
the Investment Company Act of
1940, as amended.

William H. Russell (75), Director.
Financial Consultant, 645 West 67th
Street, Kansas City, Missouri
64113; previously Vice President,
Sprint; Director, of each of the
Babson Funds, Buffalo Funds and the
Investors Mark Series Fund, Inc.;
Trustee, D.L. Babson Bond Trust.

H. David Rybolt (56), Director.
Consultant, HDR Associates, P.O.
Box 2468, Shawnee Mission, Kansas
66201; Director, of each of the
Babson Funds, (except the Babson-
Stewart Ivory International Fund,
Inc.) Buffalo Funds and the
Investors Mark Series Fund, Inc.;
Trustee, D.L. Babson Bond Trust.

P. Bradley Adams (38), Vice
President and Treasurer.  Vice
President and Treasurer, Jones &
Babson, Inc., and each of the
Babson Funds, UMB Scout Funds and
Buffalo Funds; Vice President and
Chief Financial Officer, AFBA Five
Star Fund, Inc.; Principal
Financial Officer, Investors Mark
Series Fund, Inc.

Martin A. Cramer (49), Vice
President and Secretary.  Vice
President and Secretary, Jones &
Babson, Inc., and of each of the
Babson Funds, UMB Scout Funds and
Buffalo Funds; Secretary and
Assistant Vice President, AFBA Five
Star Fund, Inc.; Secretary,
Investors Mark Series Fund, Inc.;

Constance E. Martin (37), Vice
President.  Assistant Vice
President, Jones & Babson, Inc.;
Vice President, of each of the
Babson Funds, UMB Scout Funds and
Buffalo Funds.

Roland W. Whitridge (61), Vice
President-Portfolio.  Senior Vice
President and Director, David L.
Babson & Co. Inc., One Memorial
Drive, Cambridge, Massachusetts
02142; Vice President-Portfolio,
Shadow Stock Fund, Inc.

Remuneration of Officers and
Directors. None of the officers or
directors will be remunerated by
the Fund for their normal duties
and services.  Their compensation
and expenses arising out of normal
operations will be paid by Jones &
Babson, Inc. under the provisions
of the Management Agreement.

Messrs. Rood, Russell and Rybolt
have no financial interest in, nor
are they affiliated with either
Jones & Babson, Inc. or David L.
Babson & Co. Inc. The Audit
Committee of the Board of Directors
is composed of Messrs. Rood,
Russell and Rybolt.

The officers and directors of the
Fund as a group own less than 1% of
the Fund.



COMPENSATION TABLE

                       Aggregate       Pension or Retirement   Estimated         Total Compensation
                       Compensation    Benefits Accrued As     Annual Benefits   From All Babson Funds
Name of Director       From the Fund   Part of Fund Expenses   Upon Retirement   Paid to Directors**
______________         _____________   ____________________    _______________   ___________________
Larry D. Armel*         --                      --                      --              --
Francis C. Rood         $500                    --                      --              $7,250
William H. Russell      $500                    --                      --              $7,250
H. David Rybolt         $500                    --                      --              $7,000


* As an "interested director," Mr. Armel received no compensation for his services as a director.

** The amounts reported in this column reflect the total compensation paid to Messrs. Rood and Rybolt for services as directors or trustees of eight
Babson Funds and to Mr. Russell for services as a director or trustee of nine Babson Funds during the fiscal year ended November 30, 1998.
Directors' fees are paid by the Funds' manager and not by the Funds themselves.



The Fund will not hold annual
meetings except as required by the
Investment Company Act of 1940 and
other applicable laws.  The Fund
is a Maryland corporation.  Under
Maryland law, a special meeting of
stockholders of the Fund must be
held if the Fund receives the
written request for a meeting from
the stockholders entitled to cast
at least 25% of all the votes
entitled to be cast at the
meeting.  The Fund has undertaken
that its Directors will call a
meeting of stockholders if such a
meeting is requested in writing by
the holders of not less than 10%
of the outstanding shares of the
Fund.  To the extent required by
the undertaking, the Fund will
assist shareholder communications
in such matters.


HOLIDAYS

The net asset value per share is
computed once daily, Monday
through Friday, at 4:00 p.m.
(Eastern Time) except:  days when
the Fund is not open for business;
days on which changes in the value
of portfolio securities will not
materially affect the net asset
value; days during which no
purchase or redemption order is
received by the Fund; and
customary holidays.

The Fund does not compute its net
asset value on the following
customary holidays:

  New Year's Day                        January 1
  Martin Luther King, Jr. Day           Third Monday in January
  Presidents' Holiday                   Third Monday in February
  Good Friday                           Friday before Easter
  Memorial Day                          Last Monday in May
  Independence Day                      July 4
  Labor Day                             First Monday in September
  Thanksgiving Day                      Fourth Thursday in November
  Christmas Day                         December 25

DIVIDENDS, DISTRIBUTIONS AND
THEIR TAXATION

Election to be Taxed as a
Regulated Investment Company.  The
Fund has elected to be treated as
a regulated investment company
under Subchapter M of the Internal
Revenue Code (the "Code"), has
qualified as such for its most
recent fiscal year, and intends to
so qualify during the current
fiscal year.  The directors
reserve the right not to maintain
the qualification of the Fund as a
regulated investment company if
they determine such course of
action to be beneficial to
shareholders.  In such case, the
Fund will be subject to federal,
and possibly state, corporate
taxes on its taxable income and
gains, and distributions to you
will be taxed as ordinary dividend
income to the extent of the Fund's
available earnings and profits.

All or a portion of any loss that
you realize upon the redemption of
your Fund shares will be
disallowed to the extent that you
purchase other shares in the Fund
(through reinvestment of dividends
or otherwise) within 30 days
before or after your share
redemption.  Any loss disallowed
under these rules will be added to
your tax basis in the new shares
you purchase.

U.S. Government Obligations.
Many states grant tax-free status
to dividends paid to you from
interest earned on direct
obligations of the U.S.
Government, subject in some states
to minimum investment requirements
that must be met by the Fund.
Investments in GNMA/FNMA
securities, bankers' acceptances,
commercial paper and repurchase
agreements collateralized by U.S.
Government securities do not
generally qualify for tax-free
treatment.  At the end of each
calendar year, the Fund will
provide you with the percentage of
any dividends paid that may
qualify for tax-free treatment on
your personal income tax return.
You should consult with your own
tax advisor to determine the
application of your state and
local laws to these distributions.
Because the rules on exclusion of
this income are different for
corporations, corporate
shareholders should consult with
their corporate tax advisors about
whether any of their distributions
may be exempt from corporate
income or franchise taxes.

Dividends-Received Deduction for
Corporations.  As a corporate
shareholder, you should note that
a percentage of the dividends paid
by the Fund for the most recent
calendar year qualified for the
dividends-received deduction.  You
will be permitted in some
circumstances to deduct these
qualified dividends, thereby
reducing the tax that you would
otherwise be required to pay on
these dividends.  The dividends-
received deduction will be
available only with respect to
dividends designated by the Fund
as eligible for such treatment.
Dividends so designated by the
Fund must be attributable to
dividends earned by the Fund from
U.S. corporations that were not
debt-financed.

Under the 1997 Act, the amount
that the Fund may designate as
eligible for the dividends-
received deduction will be reduced
or eliminated if the shares on
which the dividends were earned by
the Fund were debt-financed or
held by the Fund for less than a
46 day period during a 90 day
period beginning 45 days before
the ex-dividend date of the
corporate stock.  Similarly, if
your Fund shares are debt-financed
or held by you for less than this
same 46 day period, then the
dividends-received deduction may
also be reduced or eliminated.
Even if designated as dividends
eligible for the dividends-
received deduction, all dividends
(including the deducted portion)
must be included in your
alternative minimum taxable income
calculation.

Conversion Transactions.  Gains
realized by a Fund from
transactions that are deemed to be
"conversion transactions" under
the Code, and that would otherwise
produce capital gain may be
recharacterized as ordinary income
to the extent that such gain does
not exceed an amount defined as
the "applicable imputed income
amount."  A conversion
transaction is any transaction in
which substantially all of the
Fund's expected return is
attributable to the time value of
the Fund's net investment in such
transaction, and any one of the
following criteria are met:

(1)	there is an acquisition of
property with a
substantially
contemporaneous agreement to
sell the same or
substantially identical
property in the future;

(2)	the transaction is an
applicable straddle;

(3)	the transaction was
marketed or sold to the Fund
on the basis that it would
have the economic
characteristics of a loan
but would be taxed as
capital gain; or

(4)	the transaction is
specified in Treasury
regulations to be
promulgated in the future.

The applicable imputed income
amount, which represents the
deemed return on the conversion
transaction based upon the time
value of money, is computed using
a yield equal to 120% of the
applicable federal rate, reduced
by any prior recharacterizations
under this provision or the
provisions of Section 263(g) of
the Code dealing with capitalized
carrying costs.

Stripped Preferred Stock.
Occasionally, the Fund may
purchase "stripped preferred
stock" that is subject to special
tax treatment.  Stripped preferred
stock is defined as certain
preferred stock issues where
ownership of the stock has been
separated from the right to
receive dividends that have not
yet become payable.  The stock
must have a fixed redemption
price, must not participate
substantially in the growth of the
issuer and must be limited and
preferred as to dividends.  The
difference between the redemption
price and purchase price is taken
into Fund income over the term of
the instrument as if it were
original issue discount.  The
amount that must be included in
each period generally depends on
the original yield to maturity,
adjusted for any prepayments of
principal.

Defaulted Obligations.  The Fund
may be required to accrue income
on defaulted obligations and to
distribute such income to you even
though it is not currently
receiving interest or principal
payments on such obligations.  In
order to generate cash to satisfy
these distribution requirements,
the Fund may be required to
dispose of portfolio securities
that it otherwise would have
continued to hold or to use cash
flows from other sources such as
the sale of Fund shares.

GENERAL INFORMATION AND HISTORY

The Fund, incorporated in
Maryland on July 24, 1984, has a
present authorized capitalization
of 50,000,000 shares of $1 par
value common stock.  All shares
are of the same class with like
rights and privileges. Each full
and fractional share, when issued
and outstanding, has: (1) equal
voting rights with respect to
matters which affect the Fund, and
(2) equal dividend, distribution
and redemption rights to the
assets of the Fund. Shares when
issued are fully paid and non-
assessable. The Fund may create
other series of stock but will not
issue any senior securities.
Shareholders do not have pre-
emptive or conversion rights.

Non-cumulative voting - These
shares have non-cumulative voting
rights, which means that the
holders of more than 50% of the
shares voting for the election of
directors can elect 100% of the
directors, if they choose to do
so, and in such event, the holders
of the remaining less than 50% of
the shares voting will not be able
to elect any directors.

The Maryland General Corporation
Law permits registered investment
companies, such as the Fund, to
operate without an annual meeting
of shareholders under specified
circumstances if an annual meeting
is not required by the Investment
Company Act of 1940.  The Fund has
adopted the appropriate provisions
in its By-Laws and may not, at its
discretion, hold annual meetings
of shareholders for the following
purposes unless required to do so:
(1) election of directors; (2)
approval of continuance of any
investment advisory agreement; (3)
ratification of the selection of
independent auditors; and (4)
approval of a distribution plan.
As a result, the Fund does not
intend to hold annual meetings.

The Fund may use the name
"Babson" in its name so long as
Jones & Babson, Inc. is continued
as manager and David L. Babson &
Co. Inc. as its investment
counsel. Complete details with
respect to the use of the name are
set out in the Management
Agreement between the Fund and
Jones & Babson, Inc.

CUSTODIAN

The Fund's assets are held for
safekeeping by an independent
custodian, UMB Bank, n.a.  This
means the bank, rather than the
Fund, has possession of the Fund's
cash and securities.  The
custodian bank is not responsible
for the Fund's investment
management or administration.
But, as directed by the Fund's
officers, it delivers cash to
those who have sold securities to
the Fund in return for such
securities, and to those who have
purchased portfolio securities
from the Fund, it delivers such
securities in return for their
cash purchase price.  It also
collects income directly from
issuers of securities owned by the
Fund and holds this for payment to
shareholders after deduction of
the Fund's expenses.  The
custodian is compensated for its
services by the manager.  There is
no separate charge to the Fund.

TRANSFER AGENT

Jones & Babson, Inc. also serves
as transfer agent to the Fund.

INDEPENDENT AUDITORS

The Fund's financial statements
are audited annually by
independent auditors approved by
the directors each year, and in
years in which an annual meeting
is held the directors may submit
their selection of independent
auditors to the shareholders for
ratification.  Ernst & Young LLP,
One Kansas City Place, 1200 Main
Street, Suite 2000, Kansas City,
Missouri 64105, is the Fund's
present independent auditor.

OTHER JONES & BABSON FUNDS

The Fund is one of nine no-load
funds comprising the Babson Mutual
Fund Group managed by Jones &
Babson, Inc. in association with
its investment counsel, David L.
Babson & Co. Inc.  The other funds
are:

BABSON EQUITY FUNDS

DAVID L. BABSON GROWTH FUND, INC.
was organized in 1960, with the
objective of long-term growth of
both capital and dividend income
through investment in the common
stocks of well-managed companies
which have a record of long term
above-average growth of both
earnings and dividends.

BABSON ENTERPRISE FUND, INC. was
organized in 1983, with the
objective of long-term growth of
capital by investing in a
diversified portfolio of common
stocks of smaller, faster-growing
companies with market capital of
$15 million to $300 million at
the time of purchase.  This Fund
is intended to be an investment
vehicle for that part of an
investor's capital which can
appropriately be exposed to
above-average risk in
anticipation of greater rewards.
This Fund is currently closed to
new shareholders.

BABSON ENTERPRISE FUND II, INC.
was organized in 1991, with the
objective of long-term growth of
capital by investing in a
diversified portfolio of common
stocks of smaller, faster-growing
companies which at the time of
purchase are considered by the
Investment Adviser to be
realistically valued in the
smaller company sector of the
market.  This Fund is intended to
be an investment vehicle for that
part of an investor's capital
which can appropriately be
exposed to above-average risk in
anticipation of greater rewards.

SHADOW STOCK FUND, INC. was
organized in 1987, with the
objective of long-term growth of
capital that can be exposed to
above-average risk in anticipa-
tion of greater-than-average
rewards.  The Fund expects to
reach its objective by investing
in small company stocks called
"Shadow Stocks," i.e., stocks
that combine the characteristics
of "small stocks" (as ranked by
market capitalization) and
"neglected stocks" (least held by
institutions and least covered by
analysts).

BABSON-STEWART IVORY INTERNAT-
IONAL FUND, INC. was organized in
1987, with the objective of
seeking a favorable total return
(from market appreciation and
income) by investing primarily in
a diversified portfolio of equity
securities (common stocks and
securities convertible into
common stocks) of established
companies whose primary business
is carried on outside the United
States.

BABSON FIXED INCOME FUNDS

D. L. BABSON BOND TRUST was
organized in 1944, and has been
managed by Jones & Babson, Inc.
since 1972, with the objective of
a high level of current income
and reasonable stability of
principal.  It offers two
portfolios - Portfolio L and
Portfolio S.

D. L. BABSON MONEY MARKET FUND,
INC. was organized in 1979, to
provide investors the opportunity
to manage their money over the
short term by investing in high-
quality short-term debt
instruments for the purpose of
maximizing income to the extent
consistent with safety of
principal and maintenance of
liquidity.  It offers two
portfolios - Prime and Federal.
Money market funds are neither
insured nor guaranteed by the
U.S. Government and there is no
assurance that the funds will
maintain a stable net asset
value.

D. L. BABSON TAX-FREE INCOME
FUND, INC. was organized in 1979,
to provide shareholders the
highest level of regular income
exempt from federal income taxes
consistent with investing in
quality municipal securities.  It
offers three separate high-
quality portfolios (including a
money market portfolio) which
vary as to average length of
maturity.  Income from the Tax-
Free Money Market portfolio may
be subject to state and local
taxes, as well as the Alternative
Minimum Tax.

BUFFALO FUNDS

Jones & Babson also sponsors and
manages the Buffalo Group of
Mutual Funds.  They are:

BUFFALO BALANCED FUND, INC. was
organized in 1994, with the
objective of long-term capital
growth and high current income
through investing in common
stocks and secondarily by
investing in convertible bonds,
preferred stocks and convertible
preferred stocks.

BUFFALO EQUITY FUND, INC. was
organized in 1994, with the
objective of long-term capital
appreciation to be achieved
primarily by investment in common
stocks. Realization of dividend
income is a secondary
consideration.

BUFFALO HIGH YIELD FUND, INC. was
organized in 1994, with the
objective of a high level of
current income and secondarily,
capital growth by investing
primarily in high-yielding fixed
income securities.

BUFFALO USA GLOBAL FUND, INC. was
organized in 1994, with the
objective of capital growth by
investing in common stocks of
companies based in the United
States that receive greater than
40% of their revenues or pre-tax
income from international
operations.

BUFFALO SMALL CAP FUND, INC. was
organized in 1998, with the
objective of long-term capital
growth by investment in equity
securities of small companies.

A prospectus for any of the Funds
may be obtained from Jones &
Babson, Inc., BMA Tower, 700
Karnes Blvd., Kansas City, MO
64108-3306.

Jones & Babson, Inc. also
sponsors nine mutual funds which
especially seek to provide
services to customers of affiliate
banks of UMB Financial
Corporation.  They are: UMB Scout
Stock Fund, Inc., UMB Scout Bond
Fund, Inc., UMB Scout Money Market
Fund, Inc., UMB Scout Tax-Free
Money Market Fund, Inc., UMB Scout
Regional Fund, Inc., UMB Scout
WorldWide Fund, Inc., UMB Scout
Balanced Fund, Inc., UMB Scout
Capital Preservation Fund, Inc.
and UMB Scout Kansas Tax-Exempt
Bond Fund, Inc.

Jones & Babson, Inc., also
sponsors the AFBA Five Star Fund,
Inc.

DESCRIPTION OF STOCK RATINGS

Standard & Poor's Earnings and
Dividend Rankings for Common
Stocks (S&P) - Growth and
stability of earnings and
dividends are deemed key elements
in establishing Standard & Poor's
earnings and dividend rankings for
common stocks.  Basic scores are
computed for earnings and
dividends, then adjusted by a set
of predetermined modifiers for
growth, stability within long-term
trend, and cyclically.  Adjusted
scores for earnings and dividends
are then combined to yield a final
score.  The final score is
measured against a scoring matrix
determined by an analysis of the
scores of a large and
representative sample of stocks.
The rankings are:

A+		Highest
A		High
A-		Above Average
B+		Average
B		Below Average
B-		Lower
C		Lowest
D		In Reorganization

Value Line Ratings of Financial
Strength - The financial strength
of each of the companies reviewed
by Value Line is rated relative to
all the others.  The ratings are:

A++	The very highest relative
financial strength.
A+	Excellent financial position
relative to other companies.
A	High grade relative finan-
cial strength.
B++	Superior financial health on
a relative basis.
B+	Very good relative financial
structure.
B	Good overall relative
financial structure.
C++	Satisfactory finances
relative to other companies.
C+	Below-average relative
financial position.
C	Poorest financial strength
relative to other major
companies.

The ratings are based upon
computer analysis of a number of
key variables that determine:  (a)
financial leverage, (b) business
risk and (c) company size plus the
judgment of their analysts and
senior editors regarding factors
that cannot be quantified across-
the-board for all stocks.  The
primary variables that are indexed
and studied include equity
coverage of debt, equity coverage
of intangibles, "quick ratio"
accounting methods, variability of
return, quality of fixed charge
coverage, stock price stability
and company size.

DESCRIPTION OF COMMERCIAL
PAPER RATINGS

Moody's . . . Moody's commercial
paper rating is an opinion of the
ability of an issuer to repay
punctually promissory obligations
not having an original maturity in
excess of nine months.  Moody's
has one rating - prime.  Every
such prime rating means Moody's
believes that the commercial paper
note will be redeemed as agreed.
Within this single rating category
are the following classifications:

Prime - 1	Highest
Quality
Prime - 2	Higher
Quality
Prime - 3	High
Quality

The criteria used by Moody's for
rating a commercial paper issuer
under this graded system include,
but are not limited to the
following factors:

(1)	evaluation of the management
of the issuer;

(2)	economic evaluation of the
issuer's industry or
industries and an appraisal
of speculative type risks
which may be inherent in
certain areas;

(3)	evaluation of the issuer's
products in relation to
competition and customer
acceptance;

(4)	liquidity;

(5)	amount and quality of long-
term debt;

(6)	trend of earnings over a
period of ten years;

(7)	financial strength of a
parent company and relation-
ships which exist with the
issuer; and

(8)	recognition by the
management of obligations
which may be present or may
arise as a result of public
interest questions and
preparations to meet such
obligations.

S&P . . . Standard & Poor's
commercial paper rating is a
current assessment of the
likelihood of timely repayment of
debt having an original maturity
of no more than 270 days.  Ratings
are graded into four categories,
ranging from "A" for the highest
quality obligations to "D" for the
lowest.  The four categories are
as follows:

"A"  	Issues assigned this
highest rating are regarded
as having the greatest
capacity for timely payment.
Issues in this category are
further refined with the
designations 1, 2, and 3 to
indicate the relative degree
of safety.

"A-1"	This designation
indicates that the degree of
safety regarding timely
payment is very strong.

"A-2"	Capacity for timely
payment on issues with this
designation is strong.
However, the relative degree
of safety is not as
overwhelming.

"A-3"	Issues carrying this
designation have a
satisfactory capacity for
timely payment.  They are,
however, somewhat more
vulnerable to the adverse
effects of changes in
circumstances than
obligations carrying the
higher designations.

"B"	Issues rated "B" are
regarded as having only an
adequate capacity for timely
payment. Furthermore, such
capacity may be damaged by
changing conditions or
short-term adversities.

"C"  	This rating is
assigned to short-term debt
obligations with a doubtful
capacity for payment.

"D" 	This rating indicates that
the issuer is either in
default or is expected to be
in default upon maturity.

FINANCIAL STATEMENTS

The audited financial statements
of the Fund which are contained in
the November 30, 1998, Annual
Report to Shareholders are
incorporated herein by reference.




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